Earnings per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net profit attributable to the equity holders of the Company - numerator for basic and diluted earnings per share	¥ 46,893	¥ 6,524	¥ 23,061
Weighted average share outstanding - denominator for basic and diluted earnings per share	1,001,047	1,000,172	236,180
Basic and diluted earnings per share	¥ 0.05	¥ 0.01	¥ 0.10